Organization and Principal Activities (Details)	Dec. 31, 2024	Sep. 06, 2023	Apr. 21, 2023	Mar. 08, 2023	Feb. 06, 2023	Jan. 30, 2023	Dec. 30, 2022	Dec. 20, 2020	Sep. 28, 2016
Yunfei Enterprise Limited [Member]
Organization and Principal Activities [Line Items]
Percentage of equity interest						100.00%
Juli Enterprise Limited [Member]
Organization and Principal Activities [Line Items]
Percentage of equity interest				100.00%
Fujian INLIF Technology Co., Ltd [Member]
Organization and Principal Activities [Line Items]
Percentage of equity interest			100.00%
Ewatt Robot Equipment Co., Ltd. [Member]
Organization and Principal Activities [Line Items]
Percentage of equity interest		100.00%					100.00%		94.00%
Fanqi HK [Member]
Organization and Principal Activities [Line Items]
Percentage of equity interest					5.00%		6.00%
Mr. Wenzao Huang [Member]
Organization and Principal Activities [Line Items]
Percentage of equity interest	40.00%				11.75%
Mr. Xiaolong Chen [Member]
Organization and Principal Activities [Line Items]
Percentage of equity interest	40.00%
Mr. Yunjun Huang [Member]
Organization and Principal Activities [Line Items]
Percentage of equity interest	20.00%				1.00%
Suzhou Ewatt Intelligent Equipment Co., Ltd [Member]
Organization and Principal Activities [Line Items]
Percentage of equity interest								100.00%